Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at End of Year

Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)

As of December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
*	Fidelity U.S. Bond Index Fund	Mutual Fund	N/A	$1,129,886
*	Fidelity 500 Index Fund	Mutual Fund	N/A	19,509,828
*	Fidelity Mid Cap Index Fund	Mutual Fund	N/A	3,070,235
*	Fidelity Small Cap Index Fund	Mutual Fund	N/A	1,176,420
*	Fidelity International Index Fund	Mutual Fund	N/A	4,200,025
*	Fidelity Large Cap Growth Index Fund	Mutual Fund	N/A	5,073,907
*	Fidelity Large Cap Value Index Fund	Mutual Fund	N/A	758,192
*	Fidelity Government Money Market Fund	Mutual Fund	N/A	14,737
	Vanguard Target Retirement 2055 Fund	Mutual Fund	N/A	7,480,024
	Vanguard Target Retirement 2065 Fund	Mutual Fund	N/A	2,220,763
	JPMorgan Mid Cap Value Fund Class R6	Mutual Fund	N/A	1,135,613
	Vanguard Target Retirement 2020 Fund	Mutual Fund	N/A	219,534
	Vanguard Target Retirement 2030 Fund	Mutual Fund	N/A	3,319,486
	Vanguard Target Retirement 2040 Fund	Mutual Fund	N/A	1,836,702
	Vanguard Target Retirement 2050 Fund	Mutual Fund	N/A	3,291,691
	Baird Core Plus Bond Fund Class Institutional	Mutual Fund	N/A	2,973,304
	Vanguard Target Retirement 2070 Fund	Mutual Fund	N/A	59,815
	Vanguard Equity-Income Fund Admiral Shares	Mutual Fund	N/A	3,752,595
	Vanguard Explorer Fund Admiral Shares	Mutual Fund	N/A	2,562,403
	Vanguard Target Retirement Income Fund Investor Shares	Mutual Fund	N/A	474,703
	Vanguard Target Retirement 2025 Fund	Mutual Fund	N/A	4,654,220
	Vanguard Target Retirement 2035 Fund	Mutual Fund	N/A	9,429,388
	Vanguard Target Retirement 2045 Fund	Mutual Fund	N/A	14,204,394
	Vanguard Inflation-Protected Securities Fund Admiral Shares	Mutual Fund	N/A	578,583
	Victory Pioneer Strategic Income Fund Class R6	Mutual Fund	N/A	778,138
	American Funds EuroPacific Growth Fund Class R6	Mutual Fund	N/A	4,436,202
	American Funds American Balanced Fund Class R6	Mutual Fund	N/A	1,809,937
	Allspring Special Small Cap Value Fund - Class R6	Mutual Fund	N/A	483,697
	Vanguard Target Retirement 2060 Fund	Mutual Fund	N/A	1,977,603
	Vanguard Small-Cap Growth Index Fund Admiral Shares	Mutual Fund	N/A	174,060
	Large Cap Growth III R1	Collective Investment Trust	N/A	7,145,486
	Putnam Stable Value Fund	Collective Investment Trust	N/A	4,522,331
	Russell Mid Cap Growth III R1	Collective Investment Trust	N/A	2,111,296

	Common Stock—
*	Neogen Corporation	Common Stock	N/A	3,224,733
	Investments at fair value			$119,789,931
*	Notes receivable from participants	Interest rates of 4.25% to 9.50%, maturing through 2030		969,523
	TOTAL			$120,759,454
	* Party-in-interest
	N/A Not applicable—Cost information is not required with respect to participant or beneficiary directed transactions under an individual account plan.
	Employer Identification Number 38-2367843
	Three Digit Plan Number: 001